UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Courtney R. Taylor
Short-Term Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio

May 31, 2012
unaudited

Bonds & notes — 89.65%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 45.13%
U.S. Treasury 0.625% 2012	$37,500	$37,518
U.S. Treasury 1.125% 2012	25,000	25,132
U.S. Treasury 4.25% 2012	54,835	55,589
U.S. Treasury 0.375% 2013	20,925	20,961
U.S. Treasury 0.75% 2013	35,000	35,166
U.S. Treasury 1.375% 2013	65,000	65,613
U.S. Treasury 1.375% 2013	45,000	45,341
U.S. Treasury 1.375% 2013	31,832	32,100
U.S. Treasury 1.50% 2013	56,250	57,352
U.S. Treasury 1.75% 2013	50,000	50,676
U.S. Treasury 1.875% 20131	51,320	53,032
U.S. Treasury 3.125% 2013	80,000	83,077
U.S. Treasury 3.375% 2013	93,750	97,189
U.S. Treasury 3.375% 2013	30,000	31,022
U.S. Treasury 3.875% 2013	50,000	51,304
U.S. Treasury 1.75% 2014	15,000	15,406
U.S. Treasury 1.875% 2014	44,250	45,598
U.S. Treasury 1.875% 2014	40,000	41,118
U.S. Treasury 2.25% 2014	25,000	25,980
U.S. Treasury 2.375% 2014	25,000	26,215
U.S. Treasury 2.625% 2014	20,000	21,186
U.S. Treasury 4.25% 2014	25,000	27,401
U.S. Treasury 2.50% 2015	5,000	5,309
U.S. Treasury 4.00% 2015	7,500	8,237
U.S. Treasury 4.125% 2015	15,000	16,653
U.S. Treasury 1.00% 2016	10,000	10,184
U.S. Treasury 2.625% 2016	5,000	5,394
U.S. Treasury 1.00% 2017	60,000	61,039
Freddie Mac 1.75% 2012	25,000	25,017
Freddie Mac 0.375% 2013	15,000	15,030
Freddie Mac, Series 1, 0.50% 2013	50,000	50,145
Freddie Mac 1.625% 2013	80,000	81,002
Freddie Mac 0.375% 2014	10,000	10,017
Freddie Mac 0.625% 2014	36,000	36,225
Freddie Mac 0.75% 2014	15,000	15,139
Freddie Mac 3.00% 2014	40,000	42,315
Freddie Mac 5.00% 2014	10,000	10,992
Freddie Mac 1.00% 2017	6,100	6,132
Fannie Mae 0.45% 2013	25,000	25,020
Fannie Mae 1.00% 2013	24,950	25,194
Fannie Mae 0.75% 2014	21,020	21,217
Fannie Mae 0.875% 2014	28,750	29,071
Fannie Mae 2.75% 2014	40,000	41,735
Fannie Mae 4.625% 2014	15,000	16,490
Fannie Mae 0.375% 2015	21,010	20,972
Fannie Mae 1.625% 2015	15,000	15,514
Federal Home Loan Bank 1.75% 2012	12,000	12,045
Federal Home Loan Bank 4.625% 2012	10,000	10,161
Federal Home Loan Bank 0.50% 2013	37,300	37,439
Federal Home Loan Bank 3.625% 2013	55,000	57,550
Federal Home Loan Bank 0.375% 2014	4,125	4,132
Federal Home Loan Bank, Series 2816, 1.00% 2017	5,980	5,984
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.467% 20122	20,000	20,028
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,098
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,000
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	20,000	20,209
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,006
Private Export Funding Corp. 4.974% 2013	5,000	5,283
Private Export Funding Corp. 1.375% 2017	36,930	37,757
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.724% 20122	15,000	15,039
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,010
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	10,000	10,064
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	10,000	10,108
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,019
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,262
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,011
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.249% 20132	8,000	8,009
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,002
		1,910,235

MORTGAGE-BACKED OBLIGATIONS3 — 21.77%
Fannie Mae, Series 2009-M2, Class A1, multifamily 2.387% 2019	3,629	3,698
Fannie Mae 4.00% 2019	17,133	18,205
Fannie Mae 4.00% 2019	7,837	8,328
Fannie Mae 4.00% 2019	6,630	7,045
Fannie Mae 4.50% 2021	6,735	7,220
Fannie Mae, Series 2012-M2, Class A1, multifamily 1.824% 2022	7,347	7,473
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	110	112
Fannie Mae 5.00% 2023	1,978	2,149
Fannie Mae 5.00% 2023	1,458	1,585
Fannie Mae 6.00% 2023	4,395	4,734
Fannie Mae 4.00% 2024	4,647	4,937
Fannie Mae 6.00% 2024	2,677	2,944
Fannie Mae 6.00% 2024	2,286	2,459
Fannie Mae 3.50% 2025	20,103	21,248
Fannie Mae 3.50% 2025	17,190	18,169
Fannie Mae 3.50% 2025	17,098	18,072
Fannie Mae 3.50% 2025	11,909	12,588
Fannie Mae 3.50% 2025	11,277	11,919
Fannie Mae 3.50% 2025	3,819	4,037
Fannie Mae 4.50% 2025	13,341	14,297
Fannie Mae 3.00% 2026	9,743	10,222
Fannie Mae 3.00% 2026	8,175	8,572
Fannie Mae 3.00% 2026	5,831	6,118
Fannie Mae 3.00% 2026	4,824	5,061
Fannie Mae 3.00% 2026	4,813	5,050
Fannie Mae 3.00% 2026	1,937	2,032
Fannie Mae 3.00% 2026	1,480	1,553
Fannie Mae 3.00% 2026	969	1,017
Fannie Mae 3.00% 2026	922	968
Fannie Mae 3.00% 2027	38,930	40,846
Fannie Mae 3.00% 2027	25,000	26,180
Fannie Mae 3.00% 2027	9,107	9,556
Fannie Mae 3.50% 2027	50,000	52,789
Fannie Mae, Series 2007-114, Class A7, 0.439% 20372	7,500	7,265
Fannie Mae 5.363% 20382	953	1,022
Fannie Mae 5.50% 2038	28,678	31,279
Fannie Mae 6.00% 2038	92,619	102,279
Fannie Mae 6.00% 2038	12,237	13,507
Fannie Mae 6.00% 2038	7,141	7,862
Fannie Mae 6.00% 2038	1,042	1,150
Fannie Mae 3.531% 20392	3,506	3,665
Fannie Mae 3.58% 20392	2,528	2,705
Fannie Mae 3.582% 20392	3,398	3,542
Fannie Mae 3.603% 20392	4,220	4,422
Fannie Mae 3.771% 20392	2,909	3,060
Fannie Mae 3.938% 20392	2,647	2,792
Fannie Mae 3.942% 20392	1,946	2,039
Fannie Mae 3.243% 20402	6,023	6,340
Fannie Mae 3.831% 20402	9,946	10,523
Fannie Mae 2.467% 20412	21,322	22,121
Fannie Mae 3.169% 20412	8,825	9,285
Fannie Mae 3.752% 20412	9,549	10,098
Fannie Mae 4.50% 2041	25,008	26,968
Fannie Mae 5.00% 2041	9,645	10,715
Fannie Mae 2.421% 20422	9,034	9,393
Fannie Mae 5.50% 2042	25,000	27,254
Freddie Mac, Series K003, Class A1, multifamily 2.225% 2013	1,015	1,022
Freddie Mac, Series K707, Class A-1, multifamily 1.615% 2018	498	506
Freddie Mac, Series K708, Class A1, multifamily 1.67% 2018	12,374	12,602
Freddie Mac, Series K703, Class A1, multifamily 1.873% 2018	16,176	16,516
Freddie Mac 5.657% 20372	585	624
Freddie Mac 5.761% 20372	675	714
Freddie Mac 2.909% 20382	1,222	1,310
Freddie Mac 4.947% 20382	88	93
Freddie Mac 5.226% 20382	1,821	1,963
Freddie Mac 5.417% 20382	1,202	1,289
Freddie Mac 3.811% 20392	7,489	7,936
Freddie Mac 3.906% 20392	1,295	1,376
Freddie Mac 3.928% 20392	3,653	3,881
Freddie Mac 3.51% 20402	15,460	16,263
Freddie Mac 4.50% 2040	40,743	43,592
Freddie Mac 3.191% 20412	13,053	13,698
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	257	258
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	4,500	4,944
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,034	1,045
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.289% 20372	649	662
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	397	403
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	1,322	1,350
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-4, 5.198% 20442	10,000	11,178
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-1, 1.875% 20464	8,227	8,283
Wachovia Bank Commercial Mortgage Trust, Series 2003-C7, Class A2, 5.077% 20352,4	4,133	4,318
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 20422	38	38
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,483	10,494
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044	12,785	12,877
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2044	2,731	2,796
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20464	5,356	5,743
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	51	51
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	7,000	7,618
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20442	50	50
Royal Bank of Canada 3.125% 20154	7,000	7,411
Bank of Nova Scotia 1.45% 20134	7,000	7,083
Compagnie de Financement Foncier 1.625% 20124	7,000	7,004
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	383	387
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 20432	5,000	5,455
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20452	140	140
Bank of Montreal 2.85% 20154	5,000	5,295
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	58	58
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-4, 5.014% 20382	1,135	1,230
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-4, 5.23% 20402	3,485	3,848
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	590	591
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A-AB, 5.53% 2041	4,236	4,440
Bank of America 5.50% 20124	5,000	5,006
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.201% 20422	3,375	3,752
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.201% 20422	882	885
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20354	4,000	4,214
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A-1, 1.031% 2045	2,716	2,716
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,4	1,810	1,853
Nationwide Building Society, Series 2007-2, 5.50% 20124	1,500	1,507
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,359	1,360
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 20322	597	599
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	387	404
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	129	130
		921,330

CORPORATE BONDS & NOTES — 15.29%
FINANCIALS — 5.44%
Wells Fargo & Co. 3.75% 2014	7,500	7,913
Wells Fargo & Co. 0.666% 20152	12,513	12,275
JPMorgan Chase & Co. 3.40% 2015	17,750	18,337
Toyota Motor Credit Corp. 1.25% 2014	10,000	10,087
Toyota Motor Credit Corp. 1.75% 2017	5,000	5,022
Nordea Bank, Series 2, 3.70% 20144	14,500	15,052
Simon Property Group, LP 5.75% 2015	11,250	12,696
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	1,810	1,923
Westfield Group 5.75% 20154	9,440	10,320
HSBC Bank PLC 2.00% 20144	12,000	12,090
Citigroup Inc. 6.00% 2013	1,940	2,038
Citigroup Inc. 4.75% 2015	9,445	9,848
New York Life Global Funding 2.25% 20124	5,000	5,039
New York Life Global Funding 5.25% 20124	4,500	4,574
UBS AG 3.875% 2015	9,040	9,340
MetLife Global Funding I 5.125% 20134	2,000	2,072
MetLife Global Funding I 5.125% 20144	5,000	5,385
BNP Paribas 3.224% 20142	7,000	7,022
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,073
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,109
Murray Street Investment Trust I 4.647% 2017	6,150	6,106
Barclays Bank PLC 2.50% 2013	3,000	3,024
Barclays Bank PLC 5.20% 2014	2,670	2,811
TIAA Global Markets 4.95% 20134	5,500	5,767
Morgan Stanley 3.80% 2016	5,890	5,565
Northern Trust Corp. 5.20% 2012	1,000	1,019
Northern Trust Corp. 5.50% 2013	4,200	4,440
PNC Funding Corp. 5.40% 2014	5,000	5,431
Credit Suisse Group AG 5.50% 2014	5,000	5,316
Royal Bank of Scotland PLC 4.875% 2015	5,000	5,136
Bank of America Corp. 5.375% 2012	2,000	2,019
Countrywide Financial Corp., Series B, 5.80% 2012	3,000	3,001
Abbey National Treasury Services PLC 3.875% 20144	4,100	4,089
Jackson National Life Global 5.375% 20134	3,750	3,885
Société Générale 3.10% 20154	4,000	3,848
Monumental Global Funding 5.50% 20134	2,995	3,103
Berkshire Hathaway Finance Corp. 4.60% 2013	2,250	2,338
US Bank NA 4.95% 2014	2,000	2,180
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,087
ACE INA Holdings Inc. 5.875% 2014	1,665	1,825
		230,205

ENERGY — 1.68%
Shell International Finance BV 4.00% 2014	20,000	21,245
Shell International Finance BV 3.10% 2015	7,500	8,004
Total Capital Canada Ltd. 1.625% 2014	12,000	12,193
Total Capital International 1.50% 2017	5,000	5,026
Chevron Corp. 3.95% 2014	15,000	15,914
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,701
StatoilHydro ASA 2.90% 2014	2,070	2,177
		71,260

HEALTH CARE — 1.66%
Novartis Capital Corp. 1.90% 2013	5,000	5,067
Novartis Capital Corp. 4.125% 2014	15,000	15,856
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,329
GlaxoSmithKline Capital PLC 0.75% 2015	8,750	8,742
Sanofi 0.783% 20142	14,500	14,577
Amgen Inc. 1.875% 2014	5,000	5,091
Johnson & Johnson 0.557% 20142	5,000	5,026
Roche Holdings Inc. 5.00% 20144	3,175	3,400
UnitedHealth Group Inc. 1.875% 2016	3,000	3,072
AstraZeneca PLC 5.40% 2012	1,000	1,013
		70,173

INFORMATION TECHNOLOGY — 1.38%
International Business Machines Corp. 0.875% 2014	5,000	5,021
International Business Machines Corp. 1.25% 2014	7,910	8,006
International Business Machines Corp. 0.55% 2015	5,250	5,223
International Business Machines Corp. 2.00% 2016	2,500	2,589
Cisco Systems, Inc. 0.724% 20142	17,500	17,623
Hewlett-Packard Co. 2.95% 2012	10,000	10,032
Hewlett-Packard Co. 0.867% 20142	5,000	4,954
Google Inc. 1.25% 2014	5,000	5,079
		58,527

CONSUMER STAPLES — 1.25%
PepsiCo, Inc. 0.875% 2013	17,500	17,561
PepsiCo, Inc. 4.65% 2013	2,000	2,059
Coca-Cola Co. 3.625% 2014	10,000	10,549
Anheuser-Busch InBev NV 0.827% 20142	10,320	10,376
Walgreen Co. 4.875% 2013	9,000	9,469
Sysco Corp. 4.20% 2013	2,000	2,047
Sysco Corp. 4.60% 20144	845	905
		52,966

INDUSTRIALS — 1.19%
General Electric Capital Corp., Series A, 2.15% 2015	5,000	5,069
General Electric Capital Corp. 2.30% 2017	10,000	9,978
General Electric Corp. 5.25% 2017	800	935
United Technologies Corp. 1.20% 2015	13,410	13,559
Honeywell International Inc. 3.875% 2014	8,400	8,860
Canadian National Railway Co. 4.95% 2014	5,000	5,332
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,157
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	767
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,025
Raytheon Co. 6.75% 2018	1,225	1,516
		50,198

TELECOMMUNICATION SERVICES — 0.86%
AT&T Inc. 4.95% 2013	7,500	7,708
AT&T Inc. 0.875% 2015	5,250	5,236
AT&T Inc. 2.40% 2016	5,000	5,227
Verizon Communications Inc. 7.375% 2013	5,000	5,456
Verizon Communications Inc. 1.25% 2014	2,500	2,526
Verizon Communications Inc. 5.55% 2014	2,000	2,148
Verizon Communications Inc. 3.00% 2016	3,000	3,204
France Télécom 4.375% 2014	2,800	2,954
France Télécom 2.125% 2015	2,100	2,107
		36,566

UTILITIES — 0.80%
Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,247
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	7,425	7,483
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,836
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,795
Entergy Louisiana, LLC 1.875% 2014	4,650	4,754
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,890
		34,005

CONSUMER DISCRETIONARY — 0.73%
Walt Disney Co. 4.70% 2012	1,500	1,531
Walt Disney Co. 4.50% 2013	5,000	5,291
Walt Disney Co. 0.875% 2014	8,400	8,415
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,571
McDonald’s Corp. 0.75% 2015	6,000	6,014
Target Corp. 1.125% 2014	7,000	7,079
		30,901

MATERIALS — 0.30%
BHP Billiton Finance (USA) Ltd. 1.125% 2014	5,000	5,027
BHP Billiton Finance (USA) Ltd. 1.00% 2015	7,500	7,522
		12,549

Total corporate bonds & notes		647,350

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.75%
Australia Government Agency-Guaranteed, National Australia Bank 0.969% 20142,4	15,000	15,060
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	16,000	16,751
Province of Ontario 0.617% 20122	15,000	14,999
Province of Ontario, Series 1, 1.875% 2012	15,000	15,100
France Government Agency-Guaranteed, Société Finance 2.25% 20124	20,985	20,991
France Government Agency-Guaranteed, Société Finance 3.375% 20144	5,000	5,197
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	20,000	20,302
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 0.754% 20122,4	20,000	20,002
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20144	10,000	10,150
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.974% 20142,4	10,000	10,079
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	6,250	6,266
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	3,550	3,749
		158,646

MUNICIPALS — 2.31%
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds (J. Paul Getty Trust),
Series 2011-A-2, 0.68% 2038 (put 2014)2	18,900	18,900
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds (J. Paul Getty Trust),
Series 2012-B-2, 0.48% 2047 (put 2015)2	4,320	4,320
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	10,000	10,731
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,155
State of New York, Urban Development Corp., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2009-D, 2.032% 2012	8,580	8,648
State of New York, Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose),
Series 2010-G (Federally Taxable), 1.534% 2013	6,710	6,771
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	6,300	6,715
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2010-A, 5.00% 2016	5,000	5,691
State of California, Dept. of Water Resources, Power Supply Revenue Refunding Bonds, Series 2011-N, 5.00% 2013	5,000	5,221
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-2, 4.50% 2028	1,995	2,169
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-3, 4.50% 2029	2,240	2,468
State of Texas, Board of Regents of the University of Texas System, Revenue Finance System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 1.676% 2013	4,000	4,073
State of California, Irvine Ranch Water District Joint Powers Agency, Taxable Revenue Refunding Bonds, Issue 2,
Series 2010, 1.784% 2012 (escrowed to maturity)	4,000	4,018
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	2,450	2,694
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,629
State of Florida, Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.83% 20142	2,500	2,530
		97,733

ASSET-BACKED OBLIGATIONS3 — 1.40%
Honda Auto Receivables Owner Trust, Series 2010-3, Class A-3, 0.70% 2014	5,609	5,612
Honda Auto Receivables Owner Trust, Series 2010-2, Class A-3, 1.34% 2014	3,436	3,448
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A-4, 5.63% 2015	7,732	8,040
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	676	729
Chase Issuance Trust, Series 2007-A9, Class A, 0.269% 20142	3,000	3,000
Chase Issuance Trust, Series 2008-13, Class A, 1.974% 20152	3,000	3,059
Enterprise Fleet Financing LLC 1.62% 20174	5,000	5,027
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20134	5,000	5,012
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,232
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20144	4,000	4,081
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	3,914
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	448	448
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	3,300	3,347
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.59% 20142	3,000	3,002
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.299% 20152	2,000	2,000
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	1,554	1,598
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	1,063	1,082
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	807	841
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	479	493
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	200	202
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	147	149
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	140	141
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	28	29
		59,486

Total bonds & notes (cost: $3,734,315,000)		3,794,780

	Principal amount	Value
Short-term securities — 12.91%	(000)	(000)

BASF AG 0.14%–0.17% due 6/13–7/2/20124	$90,000	$89,990
Siemens Capital Co. LLC 0.13% due 6/1–6/18/20124	72,800	72,799
Freddie Mac 0.10%–0.18% due 7/9/2012–2/14/2013	65,100	65,043
Fannie Mae 0.12%–0.14% due 10/1/2012–1/4/2013	57,800	57,745
Scotiabank Inc. 0.14% due 7/6/20124	50,000	49,993
BHP Billiton Finance (USA) Limited 0.15% due 6/19/20124	39,700	39,697
Variable Funding Capital Company LLC 0.19% due 7/16/20124	34,500	34,489
BNZ International Funding Ltd. 0.17% due 6/14/20124	26,100	26,098
Federal Farm Credit Banks 0.19% due 2/14/2013	25,000	24,967
U.S. Treasury Bill 0.132% due 11/1/2012	24,700	24,688
Barclays U.S. Funding Corp. 0.15% due 6/1/2012	22,700	22,700
Thunder Bay Funding, LLC 0.22% due 8/14/20124	20,000	19,989
Westpac Banking Corp. 0.15% due 7/2/20124	10,000	9,999
Merck & Co. Inc. 0.10% due 6/6/20124	8,200	8,200

Total short-term securities (cost: $546,415,000)		546,397

Total investment securities (cost: $4,280,730,000)		4,341,177
Other assets less liabilities		(108,219)

Net assets		$4,232,958

1Index-linked bond whose principal amount moves with a government price index.
2Coupon rate may change periodically.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $633,292,000, which represented 14.96% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$60,596
Gross unrealized depreciation on investment securities	(717)
Net unrealized appreciation on investment securities	59,879
Cost of investment securities for federal income tax purposes	4,281,298

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-948-0712O-S32798

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 27, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 27, 2012